Distribution Date:	08/17/23	CSAIL 2016-C7 Commercial Mortgage Trust
Determination Date:	08/11/23
Next Distribution Date:	09/15/23
Record Date:	07/31/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		patrick.a.remmert@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12637UAS8	1.578600%	40,491,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12637UAT6	2.828900%	5,938,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12637UAU3	2.608200%	15,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12637UAV1	3.210000%	163,000,000.00	157,370,157.89	0.00	420,965.17	0.00	0.00	420,965.17	157,370,157.89	34.48%	30.00%
A-5	12637UAW9	3.502000%	246,354,000.00	246,354,000.00	0.00	718,943.09	0.00	0.00	718,943.09	246,354,000.00	34.48%	30.00%
A-SB	12637UAX7	3.314300%	65,656,000.00	34,895,036.47	1,051,075.22	96,377.18	0.00	0.00	1,147,452.40	33,843,961.25	34.48%	30.00%
A-S	12637UBA6	3.957900%	52,774,000.00	52,774,000.00	0.00	174,061.85	0.00	0.00	174,061.85	52,774,000.00	26.58%	23.13%
B	12637UBB4	4.472723%	29,746,000.00	29,746,000.00	0.00	110,871.35	0.00	0.00	110,871.35	29,746,000.00	22.13%	19.25%
C	12637UBC2	4.522723%	37,422,000.00	37,422,000.00	0.00	141,041.12	0.00	0.00	141,041.12	37,422,000.00	16.52%	14.38%
D	12637UAG4	4.522723%	45,098,000.00	45,098,000.00	0.00	169,971.47	0.00	0.00	169,971.47	45,098,000.00	9.77%	8.50%
E	12637UAJ8	3.192000%	23,029,000.00	23,029,000.00	0.00	61,257.14	0.00	0.00	61,257.14	23,029,000.00	6.32%	5.50%
F	12637UAL3	3.192000%	9,595,000.00	9,595,000.00	0.00	25,522.70	0.00	0.00	25,522.70	9,595,000.00	4.88%	4.25%
NR*	12637UAN9	3.192000%	32,624,581.00	32,624,581.00	0.00	76,883.91	0.00	0.00	76,883.91	32,624,581.00	0.00%	0.00%
R	12637UAQ2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			767,627,581.01	668,907,775.36	1,051,075.22	1,995,894.98	0.00	0.00	3,046,970.20	667,856,700.14

X-A	12637UAY5	1.078604%	590,113,000.00	491,393,194.36	0.00	441,682.11	0.00	0.00	441,682.11	490,342,119.14
X-B	12637UAZ2	0.050000%	29,746,000.00	29,746,000.00	0.00	1,239.42	0.00	0.00	1,239.42	29,746,000.00
X-E	12637UAA7	1.330723%	23,029,000.00	23,029,000.00	0.00	25,537.68	0.00	0.00	25,537.68	23,029,000.00
X-F	12637UAC3	1.330723%	9,595,000.00	9,595,000.00	0.00	10,640.24	0.00	0.00	10,640.24	9,595,000.00
X-NR	12637UAE9	1.330723%	32,624,581.00	32,624,581.00	0.00	36,178.57	0.00	0.00	36,178.57	32,624,581.00
Notional SubTotal			685,107,581.00	586,387,775.36	0.00	515,278.02	0.00	0.00	515,278.02	585,336,700.14

Deal Distribution Total					1,051,075.22	2,511,173.00	0.00	0.00	3,562,248.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12637UAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12637UAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12637UAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12637UAV1	965.46109135	0.00000000	2.58260840	0.00000000	0.00000000	0.00000000	0.00000000	2.58260840	965.46109135
A-5	12637UAW9	1,000.00000000	0.00000000	2.91833333	0.00000000	0.00000000	0.00000000	0.00000000	2.91833333	1,000.00000000
A-SB	12637UAX7	531.48282670	16.00882204	1.46791123	0.00000000	0.00000000	0.00000000	0.00000000	17.47673328	515.47400466
A-S	12637UBA6	1,000.00000000	0.00000000	3.29825009	0.00000000	0.00000000	0.00000000	0.00000000	3.29825009	1,000.00000000
B	12637UBB4	1,000.00000000	0.00000000	3.72726921	0.00000000	0.00000000	0.00000000	0.00000000	3.72726921	1,000.00000000
C	12637UBC2	1,000.00000000	0.00000000	3.76893592	0.00000000	0.00000000	0.00000000	0.00000000	3.76893592	1,000.00000000
D	12637UAG4	1,000.00000000	0.00000000	3.76893587	0.00000000	0.00000000	0.00000000	0.00000000	3.76893587	1,000.00000000
E	12637UAJ8	1,000.00000000	0.00000000	2.66000000	0.00000000	0.00000000	0.00000000	0.00000000	2.66000000	1,000.00000000
F	12637UAL3	1,000.00000000	0.00000000	2.66000000	0.00000000	0.00000000	0.00000000	0.00000000	2.66000000	1,000.00000000
NR	12637UAN9	1,000.00000000	0.00000000	2.35662521	0.30337493	18.91078754	0.00000000	0.00000000	2.35662521	1,000.00000000
R	12637UAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12637UAY5	832.71033575	0.00000000	0.74847039	0.00000000	0.00000000	0.00000000	0.00000000	0.74847039	830.92919346
X-B	12637UAZ2	1,000.00000000	0.00000000	0.04166678	0.00000000	0.00000000	0.00000000	0.00000000	0.04166678	1,000.00000000
X-E	12637UAA7	1,000.00000000	0.00000000	1.10893569	0.00000000	0.00000000	0.00000000	0.00000000	1.10893569	1,000.00000000
X-F	12637UAC3	1,000.00000000	0.00000000	1.10893590	0.00000000	0.00000000	0.00000000	0.00000000	1.10893590	1,000.00000000
X-NR	12637UAE9	1,000.00000000	0.00000000	1.10893593	0.00000000	0.00000000	0.00000000	0.00000000	1.10893593	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/23 - 07/30/23	30	0.00	420,965.17	0.00	420,965.17	0.00	0.00	0.00	420,965.17	0.00
A-5	07/01/23 - 07/30/23	30	0.00	718,943.09	0.00	718,943.09	0.00	0.00	0.00	718,943.09	0.00
A-SB	07/01/23 - 07/30/23	30	0.00	96,377.18	0.00	96,377.18	0.00	0.00	0.00	96,377.18	0.00
X-A	07/01/23 - 07/30/23	30	0.00	441,682.11	0.00	441,682.11	0.00	0.00	0.00	441,682.11	0.00
X-B	07/01/23 - 07/30/23	30	0.00	1,239.42	0.00	1,239.42	0.00	0.00	0.00	1,239.42	0.00
X-E	07/01/23 - 07/30/23	30	0.00	25,537.68	0.00	25,537.68	0.00	0.00	0.00	25,537.68	0.00
X-F	07/01/23 - 07/30/23	30	0.00	10,640.24	0.00	10,640.24	0.00	0.00	0.00	10,640.24	0.00
X-NR	07/01/23 - 07/30/23	30	0.00	36,178.57	0.00	36,178.57	0.00	0.00	0.00	36,178.57	0.00
A-S	07/01/23 - 07/30/23	30	0.00	174,061.85	0.00	174,061.85	0.00	0.00	0.00	174,061.85	0.00
B	07/01/23 - 07/30/23	30	0.00	110,871.35	0.00	110,871.35	0.00	0.00	0.00	110,871.35	0.00
C	07/01/23 - 07/30/23	30	0.00	141,041.12	0.00	141,041.12	0.00	0.00	0.00	141,041.12	0.00
D	07/01/23 - 07/30/23	30	0.00	169,971.47	0.00	169,971.47	0.00	0.00	0.00	169,971.47	0.00
E	07/01/23 - 07/30/23	30	0.00	61,257.14	0.00	61,257.14	0.00	0.00	0.00	61,257.14	0.00
F	07/01/23 - 07/30/23	30	0.00	25,522.70	0.00	25,522.70	0.00	0.00	0.00	25,522.70	0.00
NR	07/01/23 - 07/30/23	30	605,448.55	86,781.39	0.00	86,781.39	9,897.48	0.00	0.00	76,883.91	616,956.52
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			605,448.55	2,521,070.48	0.00	2,521,070.48	9,897.48	0.00	0.00	2,511,173.00	616,956.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,562,248.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,531,577.28	Master Servicing Fee	3,842.84
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,202.83
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	288.00
ARD Interest	0.00	Operating Advisor Fee	1,508.74
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	374.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,531,577.28	Total Fees	10,506.81

Principal		Expenses/Reimbursements
Scheduled Principal	1,051,075.21	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	1,210.51
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,686.97
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.01	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,051,075.22	Total Expenses/Reimbursements	9,897.48

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,511,173.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,051,075.22
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,562,248.22
Total Funds Collected	3,582,652.50	Total Funds Distributed	3,582,652.51

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	668,907,775.86	668,907,775.86	Beginning Certificate Balance	668,907,775.36
(-) Scheduled Principal Collections	1,051,075.21	1,051,075.21	(-) Principal Distributions	1,051,075.22
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.01	0.01	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	667,856,700.64	667,856,700.64	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	669,021,531.66	669,021,531.66	Ending Certificate Balance	667,856,700.14
Ending Actual Collateral Balance	667,984,161.66	667,984,161.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.50)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.50)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	114,061,372.77	17.08%	33	4.7190	NAP	Defeased	12	114,061,372.77	17.08%	33	4.7190	NAP
4,999,999 or less	13	44,518,699.82	6.67%	33	4.9143	2.060776	1.4999 or less	14	221,643,453.31	33.19%	36	4.3795	1.233971
5,000,000 to 9,999,999	9	71,921,931.12	10.77%	33	4.7959	1.655531	1.5000 to 1.7499	7	115,477,927.11	17.29%	35	4.5893	1.615376
10,000,000 to 19,999,999	7	86,616,673.00	12.97%	35	4.8434	1.363555	1.7500 to 2.7499	12	129,569,338.16	19.40%	36	4.4574	2.034952
20,000,000 to 24,999,999	5	112,014,660.88	16.77%	35	4.5115	2.056717	2.7500 to 3.9999	5	87,104,609.29	13.04%	36	3.6582	3.136411
25,000,000 to 49,999,999	1	27,417,733.25	4.11%	38	4.5600	1.366700	4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 or greater	3	211,305,629.80	31.64%	38	3.7066	1.893618	Totals	50	667,856,700.64	100.00%	35	4.3948	1.751510
Totals	50	667,856,700.64	100.00%	35	4.3948	1.751510
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	114,061,372.77	17.08%	33	4.7190	NAP
							Defeased	13	114,061,372.77	17.08%	33	4.7190	NAP
Alabama	1	22,165,308.59	3.32%	39	4.7800	1.502500
							Lodging	5	52,969,095.42	7.93%	34	4.8731	2.567238
Arizona	1	1,651,576.91	0.25%	31	5.1850	2.770600
							Mixed Use	2	25,055,557.13	3.75%	35	4.7743	1.634793
California	2	19,096,280.15	2.86%	33	5.0483	1.375610
							Mobile Home Park	4	4,282,268.26	0.64%	30	5.1696	2.177288
Colorado	1	4,577,149.27	0.69%	28	4.9500	1.845300
							Multi-Family	10	75,472,908.90	11.30%	31	4.8526	2.224153
Connecticut	1	7,710,509.25	1.15%	39	4.8100	(0.023600)
							Office	7	136,136,492.05	20.38%	38	3.9701	1.766045
Florida	6	167,632,464.21	25.10%	38	4.3407	1.805832
							Retail	14	259,879,006.29	38.91%	37	4.1952	1.548220
Georgia	10	63,016,959.58	9.44%	33	4.5874	1.890354
							Totals	55	667,856,700.64	100.00%	35	4.3948	1.751510
Illinois	1	70,284,430.80	10.52%	38	3.9900	1.830600

Indiana	3	18,045,714.39	2.70%	29	4.8634	1.433376

Nevada	1	14,617,582.21	2.19%	38	4.3300	1.653600

New York	3	88,354,289.60	13.23%	34	3.6301	2.368591

North Carolina	1	2,939,023.75	0.44%	38	4.4310	1.437800

Pennsylvania	1	24,559,565.53	3.68%	39	4.3900	1.634200

Texas	8	27,272,939.06	4.08%	30	4.8203	2.226144

Utah	1	11,260,253.64	1.69%	39	4.2000	(0.412500)

Virginia	1	10,611,281.11	1.59%	38	5.4300	1.342600

Totals	55	667,856,700.64	100.00%	35	4.3948	1.751510

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	114,061,372.77	17.08%	33	4.7190	NAP	Defeased	12	114,061,372.77	17.08%	33	4.7190	NAP
	3.9999% or less	4	231,550,065.06	34.67%	37	3.7273	1.851370	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	1	11,260,253.64	1.69%	39	4.2000	(0.412500)	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	4	50,345,336.94	7.54%	38	4.3848	1.623121	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	122,107,401.81	18.28%	33	4.6320	2.141139	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	8	64,432,740.14	9.65%	33	4.8330	1.518576	49 months or greater	38	553,795,327.87	82.92%	36	4.3280	1.800133
	5.0000% or greater	11	74,099,530.28	11.10%	37	5.2458	1.779410	Totals	50	667,856,700.64	100.00%	35	4.3948	1.751510
	Totals	50	667,856,700.64	100.00%	35	4.3948	1.751510
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	114,061,372.77	17.08%	33	4.7190	NAP	Defeased	12	114,061,372.77	17.08%	33	4.7190	NAP
	60 months or less	38	553,795,327.87	82.92%	36	4.3280	1.800133	Interest Only	1	50,000,000.00	7.49%	37	2.8595	2.899000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	37	503,795,327.87	75.43%	36	4.4737	1.691074
	Totals	50	667,856,700.64	100.00%	35	4.3948	1.751510	301 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
								331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	667,856,700.64	100.00%	35	4.3948	1.751510
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	114,061,372.77	17.08%	33	4.7190	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	38	553,795,327.87	82.92%	36	4.3280	1.800133
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	667,856,700.64	100.00%	35	4.3948	1.751510
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306571004	RT	Estero	FL	Actual/360	3.953%	310,392.96	164,316.71	0.01	N/A	10/01/26	--	91,185,515.45	91,021,198.74	08/01/23
2	306711001	RT	Gurnee	IL	Actual/360	3.990%	241,485.59	0.00	0.00	N/A	10/01/26	--	70,284,431.06	70,284,431.06	08/01/23
3	306531003	OF	New York	NY	Actual/360	2.860%	123,117.36	0.00	0.00	N/A	09/01/26	--	50,000,000.00	50,000,000.00	08/01/23
4	306891001	LO	Tampa	FL	Actual/360	4.685%	100,531.14	69,384.39	0.00	N/A	07/01/26	--	24,919,068.56	24,849,684.17	08/01/23
5	306891005	OF	Fort Lauderdale	FL	Actual/360	4.560%	107,822.97	41,427.09	0.00	N/A	10/06/26	--	27,459,160.34	27,417,733.25	08/06/23
6	306891006	OF	Monroeville	PA	Actual/360	4.390%	93,047.86	54,462.11	0.00	N/A	11/06/26	--	24,614,027.64	24,559,565.53	08/06/23
7	301741143	RT	Columbus	GA	Actual/360	3.944%	68,965.92	62,221.50	0.00	N/A	12/06/25	--	20,306,656.76	20,244,435.26	08/06/23
8	306891008	RT	Spanish Fort	AL	Actual/360	4.780%	91,375.87	34,253.84	0.00	N/A	11/06/26	--	22,199,562.43	22,165,308.59	08/06/23
9	306891009	MU	Monsey	NY	Actual/360	4.720%	82,235.88	37,327.46	0.00	N/A	07/06/26	--	20,232,994.79	20,195,667.33	08/06/23
10	306891010	MF	Watertown	NY	Actual/360	4.540%	71,135.53	37,193.46	0.00	N/A	07/06/25	--	18,195,815.81	18,158,622.35	08/06/23
11	306891011	RT	Miami	FL	Actual/360	4.400%	71,591.93	29,561.77	0.00	N/A	05/06/26	--	18,895,230.89	18,865,669.12	08/06/23
12	306891012	OF	Roswell	GA	Actual/360	4.300%	62,913.41	28,637.81	0.00	N/A	08/06/26	--	16,990,868.07	16,962,230.26	08/06/23
13	306891013	MF	San Marcos	TX	Actual/360	4.852%	66,270.25	25,304.75	0.00	N/A	12/06/25	--	15,861,295.08	15,835,990.33	08/06/23
14	306891014	RT	Las Vegas	NV	Actual/360	4.330%	54,608.91	28,329.07	0.00	N/A	10/06/26	--	14,645,911.13	14,617,582.06	08/06/23
15	306891015	MF	College Park	GA	Actual/360	4.720%	57,525.95	25,648.55	0.00	N/A	10/06/26	--	14,153,460.14	14,127,811.59	08/06/23
17	306891017	LO	Plantation	FL	Actual/360	5.250%	48,465.97	27,039.24	0.00	N/A	11/06/26	--	10,720,584.06	10,693,544.82	08/06/23
18	306891018	RT	Long Beach	CA	Actual/360	5.250%	47,792.44	17,367.60	0.00	N/A	11/06/26	--	10,571,600.04	10,554,232.44	08/06/23
19	301741155	MF	Norcross	GA	Actual/360	5.347%	49,434.61	15,319.71	0.00	N/A	06/06/26	--	10,736,476.29	10,721,156.58	08/06/23
20	306891020	OF	Salt Lake City	UT	Actual/360	4.200%	40,782.25	15,943.75	0.00	N/A	11/01/26	--	11,276,197.39	11,260,253.64	08/01/23
21	306891021	OF	Virginia Beach	VA	Actual/360	5.430%	49,684.59	14,543.57	0.00	N/A	10/06/26	--	10,625,824.68	10,611,281.11	08/06/23
22	623100250	MF	Houston	TX	Actual/360	4.801%	41,251.04	19,092.43	0.00	N/A	11/06/25	--	9,978,011.91	9,958,919.48	08/06/23
23	306891023	OF	Lakeland	FL	Actual/360	5.190%	44,961.97	15,372.29	0.00	N/A	12/06/25	--	10,060,481.07	10,045,108.78	08/06/23
24	301741158	MF	Port St. Lucie	FL	Actual/360	5.233%	42,680.19	12,434.93	0.00	N/A	11/01/26	--	9,471,448.77	9,459,013.84	08/01/23
25	306891025	OF	King Of Prussia	PA	Actual/360	4.610%	34,444.43	14,826.82	0.00	N/A	11/06/26	08/06/26	8,676,786.66	8,661,959.84	08/06/23
26	623100244	RT	Palmdale	CA	Actual/360	4.799%	35,358.52	14,216.64	0.00	N/A	10/06/25	--	8,556,264.35	8,542,047.71	08/06/23
27	623100279	MF	Dallas	TX	Actual/360	4.600%	31,558.84	15,091.80	0.00	N/A	06/06/26	--	7,967,167.88	7,952,076.08	08/06/23
28	306891028	RT	Douglasville	GA	Actual/360	4.450%	31,586.39	13,748.30	0.00	N/A	08/06/26	--	8,242,913.90	8,229,165.60	08/06/23
29	306891029	LO	Indianapolis	IN	Actual/360	5.100%	33,253.27	19,885.57	0.00	N/A	08/06/26	--	7,571,901.22	7,552,015.65	08/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	306891030	MF	Houston	TX	Actual/360	4.620%	31,082.51	15,676.96	0.00	N/A	08/06/25	--	7,812,946.87	7,797,269.91	08/06/23
31	306891031	LO	Columbus	IN	Actual/360	4.560%	28,448.78	22,442.39	0.00	N/A	06/06/25	--	7,245,020.96	7,222,578.57	08/06/23
32	302891032	OF	Bridgeport	CT	Actual/360	4.810%	31,993.27	13,705.22	0.00	N/A	11/06/26	--	7,724,214.47	7,710,509.25	11/06/22
33	623100268	MF	Houston	TX	Actual/360	4.995%	25,623.97	9,383.70	0.00	N/A	10/06/25	--	5,957,331.78	5,947,948.08	08/06/23
34	306891034	MH	Humble	TX	Actual/360	4.860%	24,176.87	10,162.51	0.00	N/A	11/06/26	--	5,777,028.72	5,766,866.21	08/06/23
36	306891036	RT	Various	GA	Actual/360	4.700%	21,471.53	9,646.74	0.00	N/A	10/06/26	--	5,305,251.68	5,295,604.94	08/06/23
38	306891038	OF	Fort Collins	CO	Actual/360	4.950%	19,565.55	13,008.56	0.00	N/A	12/06/25	--	4,590,157.83	4,577,149.27	08/06/23
39	306891039	MU	Hinesville	GA	Actual/360	5.000%	20,961.40	8,563.79	0.00	N/A	07/06/26	--	4,868,453.45	4,859,889.66	08/06/23
40	306891040	MF	Brookhaven	GA	Actual/360	4.720%	19,017.85	8,533.70	0.00	N/A	09/06/26	--	4,679,078.12	4,670,544.42	08/06/23
41	306891041	MF	Fort Pierce	FL	Actual/360	4.950%	17,912.99	11,171.04	0.00	N/A	09/06/26	--	4,202,460.35	4,191,289.31	08/06/23
42	623100272	MF	Houston	TX	Actual/360	5.040%	18,281.10	7,603.81	0.00	N/A	02/06/26	11/06/25	4,212,234.59	4,204,630.78	08/06/23
43	306891043	MF	Houston	TX	Actual/360	4.940%	17,117.10	7,474.94	0.00	N/A	12/06/25	--	4,023,871.30	4,016,396.36	08/06/23
44	306891044	MF	Brookhaven	GA	Actual/360	4.720%	13,994.27	6,279.51	0.00	N/A	09/06/26	--	3,443,095.45	3,436,815.94	08/06/23
45	623100266	RT	Indianapolis	IN	Actual/360	4.987%	14,079.35	7,381.99	0.00	N/A	01/06/26	--	3,278,502.16	3,271,120.17	08/06/23
46	301741154	MF	Lake City	FL	Actual/360	5.450%	13,899.04	7,489.64	0.00	N/A	07/01/26	05/01/26	2,961,619.29	2,954,129.65	08/01/23
47	306891047	LO	Fort Myers	FL	Actual/360	5.420%	13,532.43	7,702.34	0.00	N/A	01/06/26	--	2,899,460.56	2,891,758.22	08/06/23
48	301741151	RT	Rocky Mount	NC	Actual/360	4.431%	11,235.46	5,601.43	0.00	N/A	10/06/26	--	2,944,625.18	2,939,023.75	08/06/23
49	306891049	MF	Brookhaven	GA	Actual/360	4.720%	11,841.30	5,313.44	0.00	N/A	09/06/26	--	2,913,388.20	2,908,074.76	08/06/23
50	301741157	LO	Conyers	GA	Actual/360	5.322%	12,189.22	8,483.47	0.00	N/A	10/06/26	--	2,659,755.60	2,651,272.13	08/06/23
51	623100271	RT	Various	TX	Actual/360	5.030%	11,780.40	4,917.95	0.00	N/A	02/06/26	--	2,719,773.74	2,714,855.79	08/06/23
52	623100264	MH	Various	TX	Actual/360	5.160%	11,709.88	4,689.40	0.00	N/A	01/06/26	--	2,635,380.75	2,630,691.35	08/06/23
53	306891053	MH	Prescott	AZ	Actual/360	5.185%	7,386.97	2,891.53	0.00	N/A	03/06/26	--	1,654,468.44	1,651,576.91	08/06/23
Totals							2,531,577.28	1,051,075.22	0.01				668,907,775.86	667,856,700.64
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,974,249.71	4,148,032.28	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,279,415.66	5,063,287.42	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	96,803,112.89	25,054,018.70	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,975,154.36	8,560,236.76	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,204,397.88	702,920.36	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,267,415.00	1,638,935.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,877,127.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,324,800.37	610,171.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,320,999.00	1,305,740.74	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,998,208.00	1,061,734.63	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,740,810.92	861,128.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,476,408.00	1,333,289.49	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	949,735.51	265,325.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,135,780.82	523,106.32	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	674,996.62	(21,529.00)	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,138,383.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,438,511.26	796,827.26	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,344,972.00	824,534.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,087,697.90	469,211.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,278,926.09	813,359.73	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	953,546.02	469,445.83	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,207,299.83	1,142,315.96	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	756,654.00	964,165.84	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	4,381.57	0.00
32	0.00	34,417.62	01/01/23	03/31/23	08/11/23	292,040.35	1,210.51	44,379.23	410,991.36	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	674,684.61	150,060.79	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	696,582.00	381,208.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	643,394.25	118,641.47	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	814,331.55	206,715.17	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	780,029.40	422,713.02	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	559,245.52	321,037.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	599,957.00	164,901.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	1,988.81	0.00
45	444,414.62	201,842.43	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	359,739.52	162,359.67	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	510,207.77	124,905.38	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	944,881.37	879,820.34	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	382,742.40	201,334.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	369,086.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	294,872.18	86,097.72	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	184,144,387.98	61,180,698.98				292,040.35	1,210.51	44,379.23	410,991.36	6,370.38	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/23	0	0.00	0	0.00	1	7,710,509.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.394783%	4.373657%	35
07/17/23	0	0.00	0	0.00	1	7,724,214.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395070%	4.373942%	36
06/16/23	0	0.00	0	0.00	1	7,738,892.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395378%	4.374248%	37
05/17/23	0	0.00	0	0.00	1	7,752,481.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395660%	4.374529%	38
04/17/23	0	0.00	0	0.00	1	7,767,046.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.395963%	4.370812%	39
03/17/23	0	0.00	0	0.00	1	7,780,518.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396241%	4.371084%	40
02/17/23	0	0.00	1	7,797,047.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396588%	4.371425%	41
01/18/23	0	0.00	1	7,810,395.76	1	10,888,065.56	0	0.00	0	0.00	1	10,888,065.56	0	0.00	0	0.00	4.396860%	4.371692%	42
12/16/22	0	0.00	1	7,823,688.96	1	10,914,229.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397131%	4.371957%	43
11/18/22	1	7,837,970.25	1	10,941,863.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397423%	4.372244%	44
10/17/22	0	0.00	1	10,967,785.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397689%	4.372505%	45
09/16/22	0	0.00	0	0.00	1	10,995,186.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397976%	4.372787%	46
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
32	302891032	11/06/22	8	6	44,379.23	410,991.36	0.00	7,837,970.25	01/12/22	2
Totals					44,379.23	410,991.36	0.00	7,837,970.25

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		33,178,471	33,178,471	0		0
25 - 36 Months		228,336,272	228,336,272	0		0
37 - 48 Months		406,341,957	398,631,448	7,710,509		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-23	667,856,701	660,146,191	0	0	7,710,509	0
Jul-23	668,907,776	661,183,561	0	0	7,724,214	0
Jun-23	670,024,491	662,285,598	0	0	7,738,893	0
May-23	671,067,053	663,314,572	0	0	7,752,481	0
Apr-23	672,175,562	664,408,515	0	0	7,767,047	0
Mar-23	673,209,677	665,429,158	0	0	7,780,519	0
Feb-23	674,450,715	666,653,667	0	7,797,048	0	0
Jan-23	675,475,891	656,777,430	0	7,810,396	10,888,066	0
Dec-22	676,497,043	657,759,125	0	7,823,689	10,914,229	0
Nov-22	677,584,911	658,805,077	7,837,970	10,941,864	0	0
Oct-22	678,597,783	667,629,997	0	10,967,786	0	0
Sep-22	679,677,669	668,682,482	0	0	10,995,187	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
32	302891032	7,710,509.25	7,837,970.25	8,500,000.00	05/10/23	(3,238.38)	(0.02360)	03/31/23	11/06/26	278
Totals		7,710,509.25	7,837,970.25	8,500,000.00		(3,238.38)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
32	302891032	OF	CT	01/12/22	2

Loan transferred for Imminent Monetary Default. Upon transfer to Special Servicing the Borrower informed the Lender they are no longer willing to contribute additional capital to the Property and wish to transition the Property to the Lender. A

PNL has been executed and Special Servicer has engaged legal counsel. On 9/26/2022 the collateral was placed into receivership. The Special Servicer is in the process of taking title of the collateral.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	306711001	0.00	3.99000%	0.00	3.99000%	10	12/31/21	05/01/20	--
2	306711001	0.00	3.99000%	0.00	3.99000%	10	12/31/20	05/01/20	02/11/21
4	306891001	0.00	4.68500%	0.00	4.68500%	10	06/01/20	06/01/20	06/11/20
4	306891001	0.00	4.68500%	0.00	4.68500%	10	06/11/20	06/01/20	06/01/20
10	306891010	19,424,416.09	4.54000%	19,424,416.09	4.54000%	8	09/22/20	09/22/20	11/12/20
10	306891010	0.00	4.54000%	0.00	4.54000%	8	11/12/20	09/22/20	09/22/20
17	306891017	0.00	5.25000%	0.00	5.25000%	9	12/21/22	12/27/22	--
45	623100266	0.00	4.98710%	0.00	4.98710%	10	06/02/20	06/06/20	06/11/20
45	623100266	0.00	4.98710%	0.00	4.98710%	10	06/11/20	06/06/20	06/02/20
Totals		19,424,416.09		19,424,416.09
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
37	306891037 09/17/19	5,754,183.16	7,300,000.00	7,812,046.83	1,232,801.45	7,812,046.83	6,579,245.38	0.00	0.00	420,900.54	(420,900.54)	7.01%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,754,183.16	7,300,000.00	7,812,046.83	1,232,801.45	7,812,046.83	6,579,245.38	0.00	0.00	420,900.54	(420,900.54)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
37	306891037	12/17/21	0.00	0.00	(420,900.54)	0.00	(347.88)	0.00	0.00	0.00	0.00
		05/15/20	0.00	0.00	(420,900.54)	0.00	(278,363.75)	0.00	0.00	0.00
		09/25/19	0.00	0.00	0.00	0.00	(134,909.05)	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	(420,900.54)	0.00	(413,620.68)	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	2,414.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	755.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	5,000.00	0.00	0.00	1,210.51	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	350.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	166.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	3,686.97	1,210.51	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,897.48

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27